Intangible Assets - Carrying Amounts of Goodwill and Distribution Rights (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of information for cash-generating units [line items]
Intangible assets	$ 8,475		$ 143,218	$ 190,772	$ 158,138
Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			97,616	100,054
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			56,662	56,967
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			1,684	1,691
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			404	404
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			1,418	1,418
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			1,169	1,170
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			3,635	3,583
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			30,018	31,883
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			245	426
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			$ 2,381	$ 2,512

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3